Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
leases
17.	Leases

Group as a lessee
The Group has lease contracts for land, motor vehicles, office space and staff accommodations used in its operations. These leases are generally with lease term of between 1 and 12 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.
The Group also has certain leases of office space and staff accommodations with lease terms of 12 months or less. The Group has applied the “short-term leases” recognition exemptions for these leases
.

Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2021	338,565	45,430	6	—	384,001	55,237
Addition	1,355	22,558	58	—	23,971	3,448
Depreciation expenses	(13,655)	(27,790)	(13)	—	(41,458)	(5,964)
Disposal	(21,620)	—	—	—	(21,620)	(3,110)
Translation difference	—	(80)	—	—	(80)	(11)

At December 31, 2021 and January 1, 2022	304,645	40,118	51	—	344,814	49,600
Addition	—	49,421	—	314	49,735	7,154
Depreciation expenses	(12,324)	(30,772)	(14)	(19)	(43,129)	(6,204)
Disposal	(3,256)	—	—	—	(3,256)	(468)
Termination	—	(6,187)	—	—	(6,187)	(890)
Translation difference	—	159	5	—	164	24

At December 31, 2022	289,065	52,739	42	295	342,141	49,216

Set out below are the
carrying
amounts of lease liabilities and the movements during the year:

	2021 RMB’000	2022 RMB’000	2022 US$’000
At January 1	39,778	40,531	5,830
Additions	23,971	49,735	7,154
Accretion of interest (Note 7.3)	1,819	1,547	223
Payments	(24,940)	(26,144)	(3,761)
Termination	—	(6,187)	(890)
Translation difference	(97)	159	23

At December 31	40,531	59,641	8,579

Current (Note 25)	27,125	31,433	4,521
Non-current (Note 25)	13,406	28,208	4,058

Total	40,531	59,641	8,579

The following are the amounts recognized in profit of loss:

	2021	2022	2022
	RMB’000	RMB’000	US$’000
Depreciation charge for right-of-use assets	41,458	43,129	6,204
Interest expenses on lease liabilities (Note 7.3)	1,819	1,547	223
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	27,686	25,022	3,599

Total amount recognized in profit or loss	70,963	69,698	10,026

In 2022, the Group had total cash outflows for leases of RMB 51.2 million (US$ 7.4 million) (2021: RMB 52.6 million). The Group also had non-cash
additions to
right-of-use
assets and lease liabilities of RMB 49.7 million (US$ 7.2 million) in 2022 (2021: RMB 24.0 million). The future cash outflows relating to leases that have not yet commenced are disclosed in Note 30.
Group as a lessor
The Group has entered into operating leases on some of its assets, including surplus offices and warehouses. Theses leases have terms between 1 to 20 years. Rental income recognized by the Group during the year is RMB 18.1 million (US$ 2.6 million) (2021: RMB 15.2 million).
Future minimum rental receivables under
non-cancellable
operating leases as of 31 December are as follows:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Within 1 year
- related parties	598	17	2
- joint venture	1,425	1,587	228
- third parties	5,573	8,136	1,170
After 1 year but within 5 years
- related parties	2,358	17	2
- joint venture	5,698	6,292	905
- third parties	7,240	19,364	2,785
More than 5 years
- joint venture	10,566	9,690	1,394
- third parties	4,272	26,566	3,821

	37,730	71,669	10,307